Income Taxes - Additional Information (Detail) - Hippo Enterprises Inc And Subsidiaries [Member] - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax [Line Items]
Unrecognized tax benefit	$ 0.0		$ 0.0	$ 0.0
Interest and penalties on unrecognized tax benefits	$ 0.0		0.0	0.0
Increase or decrease in the net unrecognized tax benefits in the next twelve months			0.0	$ 0.0
Net operating losses			196.0
Dual Consolidating Losses			$ 8.8
Percentage of ownership change which will result in inadmissibility of losses and tax credits to be carried forward			50.00%
Period overwhich the ownership change is considered for inadmissibility of losses and tax credits to be carried forward			3 years
Effective Income Tax Rate Reconciliation, Percent	0.10%	0.10%
Effective Income Tax Rate Reconciliation, Percent	21.00%
Domestic Tax Authority [Member]
Income Tax [Line Items]
Net operating losses			$ 154.5
Domestic Tax Authority [Member] | Earliest Tax Year [Member]
Income Tax [Line Items]
Open tax year			2017
Domestic Tax Authority [Member] | Latest Tax Year [Member]
Income Tax [Line Items]
Open tax year			2019
State and Local Jurisdiction [Member]
Income Tax [Line Items]
Net operating losses			$ 41.5
State and Local Jurisdiction [Member] | Earliest Tax Year [Member]
Income Tax [Line Items]
Open tax year			2016
State and Local Jurisdiction [Member] | Latest Tax Year [Member]
Income Tax [Line Items]
Open tax year			2019